UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09253



Wells Fargo Funds Trust
_____________________________________________________
(Exact name of registrant as specified in charter)


525 Market Street, San Francisco, CA 94105
_____________________________________________________
(Address of principal executive offices) (Zip Code)

C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street
San Francisco, CA 94105
_____________________________________________________
(Name and address of agent for service)




Registrant's telephone number, including area code: 800-222-8222

Date of fiscal year-end: Februaray 28, 2005

Date of reporting period: 07/01/04 - 06/30/05




Item 1. Proxy Voting Record






******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-09253
Reporting Period: 07/01/2004 - 06/30/2005
Wells Fargo Funds Trust









=========== WELLS FARGO ADVANTAGE LIFE STAGE - AGGRESSIVE PORTFOLIO ============

There were no proxies voted in relation to the securities held in the Portfolio's portfolio.


The proxy voting record prior to April 11, 2005 of the Strong Aggressive Portfolio, which is the predecessor fund to the Wells Fargo Advantage Life Stage
- Aggressive Portfolio, can be found on its own Form N-PX, filed on August 19, 2005. The Fund's CIK number is 0001072728 and its Form N-PX file number is 811-9091.



========== WELLS FARGO ADVANTAGE LIFE STAGE - CONSERVATIVE PORTFOLIO ===========

There were no proxies voted in relation to the securities held in the Portfolio's portfolio.


The proxy voting record prior to April 11, 2005 of the Strong Conservative Portfolio, which is the predecessor fund to the Wells Fargo Advantage Life Stage
- Conservative Portfolio, can be found on its own Form N-PX, filed on August 19, 2005. The Fund's CIK number is 0001072728 and its Form N-PX file number is 811-9091.



============ WELLS FARGO ADVANTAGE LIFE STAGE - MODERATE PORTFOLIO =============

There were no proxies voted in relation to the securities held in the Portfolio's portfolio.


The proxy voting record prior to April 11, 2005 of the Strong Moderate Portfolio, which is the predecessor fund to the Wells Fargo Advantage Life Stage
- Moderate Portfolio, can be found on its own Form N-PX, filed on August 19, 2005. The Fund's CIK number is 0001072728 and its Form N-PX file number is 811-9091.



========== END NPX REPORT





SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



Wells Fargo Funds Trust


By

/s/ Karla M. Rabusch
Karla M. Rabusch
President



August 23, 2005
Date